Commitments and Contingencies - Summary of Major Commitments with Local Financial Institutions (Detail) - Dec. 31, 2019 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Limit	₩ 2,648,575	$ 215,000
Used amount	208,924	90,940
Bank overdraft [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	1,637,000
Used amount	0
Inter-Korean Cooperation Fund [member] | Export-Import Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	37,700
Used amount	3,454
Collateralised loans on electronic receivable-trade [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	467,560
Used amount	29,102
Plus electronic notes payable [member] | Industrial Bank of Korea [member]
Disclosure of detailed information about borrowings [line items]
Limit	50,000
Used amount	3,138
Loans for working capital [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	254,193
Used amount	154,693
Facility loans [member] | Kookmin Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		212,000
Used amount | $		87,940
Facility loans [member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Limit	102,122
Used amount	79
Facility loans on ships [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit | $		3,000
Used amount | $		$ 3,000
Derivatives transaction limit [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Limit	100,000
Used amount	₩ 18,458